ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2022
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

3. ALLOWANCE FOR CREDIT LOSSES

Allowance for credit losses is comprised of allowances for accounts receivable trade, advances to suppliers and other receivables. Other receivables were included as a component of prepaid expenses and other current assets.

Accounts receivable trade, net consisted of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Accounts receivable trade, gross	698,498	1,020,880
Allowance for credit losses	(47,126)	(49,930)
Accounts receivable trade, net	651,372	970,950

Advances to suppliers, net consisted of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Advances to suppliers, gross	279,800	320,211
Allowance for credit losses	(19,682)	(1,375)
Advances to suppliers, net	260,118	318,836

Other receivable, net consisted of the following:

	At December 31,	At December 31,
	2021	2022
	$	$
Other receivable, gross	280,350	129,195
Allowance for credit losses	(9,397)	(9,999)
Other receivable, net	270,953	119,196

The following table presents the change in the allowances for credit losses related to the Company’s accounts receivable trade and advances to suppliers:

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	9,785	1,647
Write-offs	(639)	(5,490)
Foreign exchange effect	1,602	633
Balance as of December 31, 2020	40,293	28,502
Provision for credit losses, net	7,171	444
Write-offs	(197)	(53)
Foreign exchange effect	(141)	186
Balance as of December 31, 2021	47,126	29,079
Provision for credit losses, net	4,349	1,424
Write-offs	(109)	(18,295)
Foreign exchange effect	(1,436)	(834)
Balance as of December 31, 2022	49,930	11,374